Share capital (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of classes of share capital [abstract]
Schedule of authorized share capital
Our authorized and issued share capital as at December 31, 2021 was as follows:

	Authorized			Issued
As at December 31 (millions)	2021	2020	2019	2021	2020	2019
Preferred Shares
Convertible Redeemable Preferred A Shares	n/a	unlimited	unlimited	n/a	—	—
Convertible Redeemable Preferred B Shares	n/a	unlimited	unlimited	n/a	—	—
Common Shares
Class A	n/a	unlimited	unlimited	n/a	149	121
Class B, redesignated as Multiple Voting Shares	unlimited	unlimited	unlimited	200	82	65
Class C	n/a	unlimited	unlimited	n/a	4	1
Class D	n/a	unlimited	unlimited	n/a	3	3
Class E, redesignated as Subordinate Voting Shares	unlimited	unlimited	unlimited	66	7	—